Equity Transactions (Details Narrative) (10-K) - USD ($)				1 Months Ended					3 Months Ended		12 Months Ended
	Apr. 25, 2019	Feb. 06, 2019	Jan. 08, 2019	Jan. 31, 2020	Aug. 31, 2019	Jul. 31, 2019	Mar. 31, 2019	Feb. 28, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 05, 2019	Mar. 15, 2019	Feb. 08, 2019	Jan. 25, 2019
Common stock, par value									$ .001		$ .001	$ .001
Additional paid-in capital									$ 28,117,978		$ 28,172,146	$ 3,566,339
Accumulated deficit									(39,815,966)		(37,362,531)	(9,296,408)
Non-controlling interest									(370,132)		(370,132)	(370,132)
Debt instrument face amount									424,615		424,615
Debt instrument converted shares								250,000
Shares issued during period, value										$ 4,217,946	4,419,787
Number of shares issued for consulting fees							130,085
Number of shares issued for consulting fees, value							$ 52,033
Shares issued price per share							$ 0.40			$ 0.40
Value of shares issued for services									35,000	$ 52,034	95,533
Total expense in compensation									643	89,043	1,785,082
Non-controlling Interest [Member]
Acquisition percentage related to non-controlling interest												100.00%
Stock Option [Member]
Compensation expense											$ 95,000
Common stock awarded											250,000
Number of options to purchase shares of common stock											250,000
Unvested stock options											3,750
Unrecognized compensation cost											$ 600
Weighted average service period											6 years 3 months 11 days
Minimum [Member]
Shares issued during period, value			$ 5,650,000
Convertible Note [Member]
Debt instrument face amount									750,000		$ 750,000
Fair value of notes payable									598,000		598,000
Consultants [Member]
Shares issued price per share					$ 0.29
Number of shares issued for services					150,000
Value of shares issued for services					$ 43,500						43,500
CEO [Member] | Restricted Stock Award [Member]
Compensation expense									$ 600	$ 89,000	$ 95,000
Vested percentage											100.00%
Total expense in compensation											$ 1,785,000
Related to vested amount											1,690,000
Securities Purchase Agreement [Member]
Debt instrument face amount											$ 750,000
Proceeds from initially offering				$ 100,000
Debt instrument converted shares											1,875,000
Debt conversion price per share											$ 0.40
Number of common stock shares sold											15
Warrants to purchase common stock											1,875,000
Fair value of notes payable											$ 598,000
Securities Purchase Agreement [Member] | Convertible Note [Member]
Debt instrument face amount			$ 50,000
Cancellation of debt		$ 100,000
Debt instrument converted value		$ 100,000
Debt instrument converted shares		250,000	18,000,000
Debt interest rate			12.00%
Debt, maturity date			Jan. 08, 2020
Debt conversion price per share		$ 0.40	$ 0.40
Penalty interest rate			18.00%
Warrants exercise price, per share			$ 0.75
Warrant term			3 years
Percentage for common stock outstanding			4.99%
Number of shares issued			17,500,000
Debt issuance cost			$ 133,000
Securities Purchase Agreement [Member] | Short-Term Debt [Member]
Debt instrument converted shares			500,000
Securities Purchase Agreement [Member] | Four Purchasers [Member]
Debt instrument face amount			$ 2,000,000
Proceeds from debt			1,800,000
Cancellation of debt			$ 200,000
Number of units exchanged			40
Purchase price per share			$ 0.075
Proceeds from initially offering			$ 8,000,000
Securities Purchase Agreement [Member] | Four Purchasers [Member] | Minimum [Member]
Proceeds from initially offering			1,000,000
Securities Purchase Agreement [Member] | Four Purchasers [Member] | Maximum [Member]
Proceeds from initially offering			6,000,000
Securities Purchase Agreement [Member] | Four Purchasers [Member] | Convertible Note [Member]
Debt instrument face amount			$ 50,000
Purchase price per share			$ 50,000
Shares issued price per share			$ 0.75
Securities Purchase Agreement [Member] | Former Chairman [Member]
Number of units exchanged			4
Debt instrument converted value			$ 200,000
Securities Purchase Agreement [Member] | Mr.Gorlin [Member]
Debt instrument converted shares			500,000
Securities Purchase Agreement [Member] | Investors [Member]
Warrants exercise price, per share						$ 1.00
Warrants to purchase common stock						100,000
Securities Purchase Agreement [Member] | Additional Purchasers [Member]
Aggregate amount of capital raised													$ 7,000,000	$ 7,000,000	$ 7,000,000	$ 7,000,000
Employment Agreement [Member] | Mr. William Horne [Member]
Shares issued during period, value	$ 4,225,634
Shares issued price per share	$ 0.40
Compensation expense	$ 1,690,000
Vested percentage	100.00%
Common stock awarded	4,475,634
Percentage for common stock outstanding	7.00%
Number of options to purchase shares of common stock	4,475,634
Employment Agreement [Member] | CEO [Member] | Stock Option [Member]
Common stock awarded										250,000
Number of options to purchase shares of common stock										250,000
Common Stock [Member]
Number of shares converted			17,263,889
Shares issued during period, value										$ 17,000	$ 17,700
Number of shares issued for services									109,375	130,085	280,085
Value of shares issued for services									$ 109	$ 130	$ 280
Number of shares issued										17,000,000	17,700,000
Private Placement [Member] | Securities Purchase Agreement [Member]
Debt instrument converted shares											500,000
Aggregate amount of capital raised						$ 7,100,000
Value of common stock shares sold						$ 100,000
Number of common stock shares sold						200,000					17,700,000
Sale of stock, price per share						$ 0.50
Series B Warrant Holders [Member]
Shares issued during period, value											$ 73,000
Shares issued price per share											$ 0.40
Number of shares issued											403,125
Warrants to purchase common stock											1,007,813
Fair value of warrants											$ 75,000
Warrants [Member] | Securities Purchase Agreement [Member]
Debt conversion price per share			$ 0.40
Warrants [Member] | Securities Purchase Agreement [Member] | 90% of the Conversion Price [Member]
Debt conversion price per share			$ 0.36
Series C Preferred Stock [Member]
Number of additional exchange shares issued			17,264
Series B Convertible Preferred Stock [Member]
Number of shares converted											715,279
Value of converted shares											$ 2,650
Preferred stock, par value									$ .001		$ .001	$ .001
Series B Convertible Preferred Stock [Member] | Accrued Dividends [Member]
Number of shares converted											50,367
Series B Preferred Stock [Member]
Number of shares converted											715,279
Number of common stock shares sold											9,250
Beneficial conversion feature			$ 33,000							$ 33,000
Preferred stock, par value											$ 0.001
Number of shares repurchased											500
Accrued dividends											$ 50,000
Series B Preferred Stock [Member] | Accrued Dividends [Member]
Number of shares converted										2,650	2,650
RMS [Member]
Common stock, par value									$ 33,700		$ 33,700
Additional paid-in capital									$ 3,566,000		$ 3,566,000
Accumulated deficit									9,296,000		9,296,000
Non-controlling interest									$ 370,000		$ 370,000
RMS [Member] | Common Stock [Member]
Number of shares converted									33,661,000		33,661,000
RMS [Member] | Series C Preferred Stock [Member]
Number of shares issued for acquisition									33,661		33,661